Loans from the Argentine Central Bank and Other Financial Institutions	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Loans from the Argentine Central Bank and Other Financial Institutions

NOTE 26. LOANS FROM THE ARGENTINE CENTRAL BANK AND OTHER FINANCIAL INSTITUTIONS
The account breaks down as follows as of the indicated dates:

	12.31.23	12.31.22
Argentine Central Bank Financing	192,903	307,770
Correspondents	1,014,393	6,020,955
Financing from Local Financial Institutions	102,022,880	93,374,358
Financing from Foreign Financial Institutions	31,064,893	11,366,560
Financing from International Financial Institutions	3,833,630	5,615,219
Total	138,128,699	116,684,862
The breakdown of loans per remaining terms is detailed in Schedule I.
The following table details the credit lines with local and international financial institutions and entities as of the indicated dates:

Financial Institutions and/or Agencies	Placement Date	Currency	Term(*)	Rate(*)	Maturity	Amount as of 12.31.23(**)
Local Institutions
BICE	Sundry Dates	Ps.	1668 days	84.90	Sundry Dates	4,852,344
BICE	Sundry Dates	US$	1748 days	9.40	Sundry Dates	1,331,153
Agreements with Banks(1)	Sundry Dates	Ps.	234 days	133.10	Sundry Dates	94,611,433
Call Taken	12.29.23	Ps.	4 days	80.00	01.02.24	1,227,950
Argentine Central Bank	12.29.23	Ps.	4 days	—	01.02.24	192,903
International Institutions
Correspondents	12.29.23	US$	4 days	—	01.02.24	1,014,393
IFC	Sundry Dates	US$	2266 days	8.50	Sundry Dates	2,694,944
Pre-financing	Sundry Dates	US$	182 days	5.60	Sundry Dates	32,203,579
Total						138,128,699
(*)    Weighted average.
(**)    It includes principal and interest.
(1)    Relates to Naranja X’ credit lines.

Financial Institutions and/or Agencies	Placement Date	Currency	Term(*)	Rate(*)	Maturity	Amount as of 12.31.22(**)
Local Institutions
BICE	Sundry Dates	Ps.	1423 days	24.3	Sundry Dates	3,381,663
BICE	Sundry Dates	US$	1729 days	8.8	Sundry Dates	3,623,275
Agreements with Banks(1)	Sundry Dates	Ps.	426 days	70.7	Sundry Dates	84,142,162
Call Taken	12.30.22	Ps.	3 days	21.8	01.21.23	2,227,259
Argentine Central Bank	12.30.22	Ps.	3 days	—	01.21.23	307,770
International Institutions
Correspondents	12.30.22	US$	3 days	—	01.02.23	6,020,955
IFC	Sundry Dates	US$	2082 days	8.0	Sundry dates	11,031,821
Pre-financing	Sundry Dates	US$	182 days	8.1	Sundry dates	5,949,957
Total						116,684,862
(*)    Weighted average.
(**)    It includes principal and interest.
(1) Relates to Naranja X’ credit lines.